INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2021
INVENTORIES
Schedule of inventories

	June 30,	December 31,
	2021	2020
	Unaudited	Audited

Raw materials	$15,312	$13,376
Finished products	9,519	15,817

	$24,831	$29,193